Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary		Average Summary	Average	Value of Initial Fixed			Bank
	Compensation	Compensation	Compensation Table	Compensation	$100 Investment Based On:			Pre Provision
	Table Total For	Actually Paid to	Total for Non-PEO	Actually Paid to	Total Shareholder	Peer Group Total	Net Income	Net Revenue
Year	PEO ($)	PEO ($)	NEOs ($)	Non-PEO NEOs ($)	Return ($)	Shareholder Return ($)	(in millions)	(PPNR) ROAA
	(1)	(1)	(2)	(2)		(3)
2023	2,360,462	2,503,103	544,748	575,735	139.49	104.92	39.7	2.32
2022	2,207,257	2,323,003	797,723	827,847	126.86	112.59	38.5	2.55
2021	2,373,879	2,733,535	613,293	772,845	120	112.83	36.1	2.50
2020	1,460,367	980,793	463,866	350,912	79.35	80.77	23.6	2.18

1)	The Company’s Principal Executive Officer “PEO” is James A. Hughes.
2)	The Company’s current Non-PEO NEOs consist of George Boyan, Janice Bolomey, John J. Kauchak, Vincent Geraci, James Donovan, and James Davies. Prior periods include Laureen Cook who resigned as Senior Vice President and Chief Accounting Officer on April 8, 2022, Anthony Cossetti who resigned as Executive Vice President and Chief Financial Officer on September 25, 2020, and Alan Bedner who resigned as Executive Vice President and Chief Financial Officer on January 24, 2020.
3)	For the years in which public shareholder return data was available, the Company’s peer group total shareholder consists of data compiled on the following banks: American Bank, BCB Community Bank, Blue Foundry Bank, ConnectOne Bank, Embassy Bank for the Lehigh Valley, ESSA Bank & Trust, First Bank, First Commerce Bank, Kearny Bank, Lakeland Bank, Magyar Bank, Parke Bank, Peapack-Gladstone Bank, Provident Bank, QNB Bank, The Bank of Princeton, and Univest Bank and Trust Co.

Company Selected Measure Name	Bank Pre Provision Net Revenue (PPNR) ROAA
Named Executive Officers, Footnote
1)	The Company’s Principal Executive Officer “PEO” is James A. Hughes.
2)	The Company’s current Non-PEO NEOs consist of George Boyan, Janice Bolomey, John J. Kauchak, Vincent Geraci, James Donovan, and James Davies. Prior periods include Laureen Cook who resigned as Senior Vice President and Chief Accounting Officer on April 8, 2022, Anthony Cossetti who resigned as Executive Vice President and Chief Financial Officer on September 25, 2020, and Alan Bedner who resigned as Executive Vice President and Chief Financial Officer on January 24, 2020.

Peer Group Issuers, Footnote
3)	For the years in which public shareholder return data was available, the Company’s peer group total shareholder consists of data compiled on the following banks: American Bank, BCB Community Bank, Blue Foundry Bank, ConnectOne Bank, Embassy Bank for the Lehigh Valley, ESSA Bank & Trust, First Bank, First Commerce Bank, Kearny Bank, Lakeland Bank, Magyar Bank, Parke Bank, Peapack-Gladstone Bank, Provident Bank, QNB Bank, The Bank of Princeton, and Univest Bank and Trust Co.

PEO Total Compensation Amount	$ 2,360,462	$ 2,207,257	$ 2,373,879	$ 1,460,367
PEO Actually Paid Compensation Amount	$ 2,503,103	2,323,003	2,733,535	980,793
Adjustment To PEO Compensation, Footnote

Below is a summary of the adjustments used to determine compensation “actually paid” for the Company’s PEO and Non-PEO NEOs:

	2023	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" Column	$(774,000)	(1,378,660)	(923,512)	(274,380)
Deduction for Amounts Reported under "Option Awards" Column	—	—	(416,967)	(220,812)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-End	1,109,625	1,339,170	1,385,248	321,840
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—	—
Increase for Change in Fair Value from Prior-Year End to Current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End	182,683	98,841	795,659	(486,498)
Decrease (increase) for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	(240,298)	138,592	293,855	(513,913)
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited during year	—	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	50,556	38,300	23,135	16,468

Non-PEO NEO Average Total Compensation Amount	$ 544,748	797,723	613,293	463,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 575,735	827,847	772,845	350,912
Adjustment to Non-PEO NEO Compensation Footnote

Below is a summary of the adjustments used to determine compensation “actually paid” for the Company’s PEO and Non-PEO NEOs:

	2023	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" Column	$(774,000)	(1,378,660)	(923,512)	(274,380)
Deduction for Amounts Reported under "Option Awards" Column	—	—	(416,967)	(220,812)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-End	1,109,625	1,339,170	1,385,248	321,840
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—	—
Increase for Change in Fair Value from Prior-Year End to Current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End	182,683	98,841	795,659	(486,498)
Decrease (increase) for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	(240,298)	138,592	293,855	(513,913)
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited during year	—	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	50,556	38,300	23,135	16,468

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Measure	Description
Pre-Provision Net Revenue (PPNR) ROAA

Pre-provision Net Revenue("PPNR") is a Non-GAAP measure and is defined as the Bank's income before provision for income taxes, less provision for loan losses divided by average total assets. Information obtained from Call Report data.

Pre-Provision Net Revenue (PPNR) ROAE

Pre-provision Net Revenue("PPNR") ROAE is a Non-GAAP measure and is defined as the Bank's income before provision for income taxes, less provision for loan losses divided by average total equity. Information provided from Call Report data.

Total Shareholder Return Amount	$ 139.49	126.86	120	79.35
Peer Group Total Shareholder Return Amount	104.92	112.59	112.83	80.77
Net Income (Loss)	$ 39,700,000	$ 38,500,000	$ 36,100,000	$ 23,600,000
Company Selected Measure Amount	2.32	2.55	2.50	2.18
PEO Name	James A. Hughes.
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Provision Net Revenue (PPNR) ROAA
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Provision Net Revenue (PPNR) ROAE
Deduction for Amounts Reported under the "Stock Awards" Column
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (774,000)	$ (1,378,660)	$ (923,512)	$ (274,380)
Deduction for Amounts Reported under "Option Awards" Column
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(416,967)	(220,812)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,109,625	1,339,170	1,385,248	321,840
Increase for Change in Fair Value from Prior-Year End to Current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,683	98,841	795,659	(486,498)
Decrease (increase) for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,298)	138,592	293,855	(513,913)
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 50,556	$ 38,300	$ 23,135	$ 16,468